Related Party Transactions - Summary of Amount Due from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Jinsong
Amount due from related parties
Loan to related party			¥ 75,000
Repayments from related party			81,797
Yueqing
Amount due from related parties
Loan to related party			3,500
Repayments from related party	¥ 9,500
Gulin
Amount due from related parties
Loan to related party	80,500
Repayments from related party	80,500
Yuekun
Amount due from related parties
Loan to related party	85,900	¥ 138,332	81,600
Repayments from related party	¥ 110,015	175,755	20,062
Aileyou
Amount due from related parties
Loan to related party		2,400	3,900
Repayments from related party		¥ 2,911	¥ 1,520